Equity - Dividends - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 05, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Final dividend per share			$ 0.6298	$ 0.6298	$ 0.5998
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend	$ 668
Proposed final dividend per share (in US dollar per share)	$ 0.30
Recommended full year dividend		$ 0.50